CITIGROUP [LOGO]





                                  March 2, 2004

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-07481
         CIK:  0000315774

Ladies and Gentlemen:

         On behalf of Forum Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus and Statement of Additional Information with respect to Fountainhead Special Value Fund, dated March 1, 2004, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on March 1, 2004, accession number 0001275125-04-000043.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6228.

                                  Sincerely,

                                  /s/ Patrick J. Keniston

                                  Patrick J. Keniston
                                  Forum Administrative Services, LLC

Enclosure


Forum Financial Group Two Portland Square Portland, Maine 04101 Tel 207 879 1900
                                Fax 207 879 6050